Commitments	12 Months Ended
Aug. 31, 2018
Commitments [Abstract]
Commitments
13	Commitments

The company entered into operating leases for certain of its premises and equipment, which expire at various dates through 2024. Minimum rentals payable under operating leases are as follows:

	As at August 31,
	2018	2017

No later than 1 year	$3,365	$2,176
Later than 1 year and no later than 5 years	9,519	6,238
Later than 5 years	502	1,681
	$13,386	$10,095

For the years ended August 31, 2016, 2017 and 2018, rental expenses under operating leases amounted to $2,728,000, $2,945,000 and $3,884,000 respectively.

The company also entered into license agreements for certain intellectual property which expire at various dates through 2022:

	As at August 31,
	2018	2017

No later than 1 year	$1,492	$1,264
Later than 1 year and no later than 5 years	1,982	1,450
	$3,474	$2,714